Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) employee	Mar. 31, 2018 EUR (€) employee	Mar. 31, 2017 EUR (€) employee
Employees
Operations	15,872	17,094	18,207
Selling and distribution	30,596	35,025	38,252
Customer care and administration	52,528	54,016	55,097
Total number of employees	98,996	106,135	111,556
Costs incurred in respect of employees
Wages and salaries | €	€ 4,333	€ 4,179	€ 4,630
Social security costs | €	579	547	582
Other pension costs (note 24) | €	223	222	212
Share-based payments (note 25) | €	132	128	95
Cost incurred to employees | €	5,267	5,076	5,519
India (Discontinued operations) | €	84	219	217
Total | €	€ 5,351	€ 5,295	€ 5,736
Europe
Employees
Total number of employees	49,028	49,478	55,236
Germany
Employees
Total number of employees	13,414	13,718	14,478
Italy
Employees
Total number of employees	6,536	6,606	6,601
Spain
Employees
Total number of employees	5,140	5,015	5,118
UK
Employees
Total number of employees	11,525	12,379	13,238
Other Europe
Employees
Total number of employees	12,413	11,760	15,801
Rest of World
Employees
Total number of employees	25,086	32,216	34,960
India (Discontinued operations)
Employees
Total number of employees	4,554	11,086	13,187
Vodacom
Employees
Total number of employees	7,695	7,524	7,590
Other Markets
Employees
Total number of employees	12,837	13,606	14,183
Common Functions
Employees
Total number of employees	24,882	24,441	21,360